UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 12/31/2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   February 12, 2001


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   73

Form 13F Information Table Value Total:   580584

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                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                          December 31, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corp                       COM              00130H105    19727   356250 SH       Sole                    74668            281582
Abbott Laboratories            COM              002824100     1540    31800 SH       Sole                                      31800
Agilent Technologies           COM              00846U101      268     4898 SH       Sole                                       4898
America Online                 COM              02364J104      409    11740 SH       Sole                                      11740
American Express               COM              025816109      210     3815 SH       Sole                                       3815
American Home Products         COM              026609107      283     4458 SH       Sole                                       4458
American Int'l Group           COM              026874107    21507   218202 SH       Sole                    39716            178486
Amgen Inc                      COM              031162100      283     4430 SH       Sole                                       4430
Automatic Data Processing      COM              053015103    20843   329201 SH       Sole                    61015            268186
BP Amoco PLC - Spons ADR       COM              055622104      454     9475 SH       Sole                                       9475
Bristol-Myers Squibb           COM              110122108     1252    16932 SH       Sole                                      16932
CVS Corp                       COM              126650100    15788   263410 SH       Sole                    63622            199788
Cardinal Health Inc            COM              14149Y108    14174   142275 SH       Sole                    40001            102274
Charles Schwab Corp            COM              808513105    11632   409938 SH       Sole                    89934            320004
Chevron Corp                   COM              166751107     2541    30089 SH       Sole                                      30089
Cintas Corporation             COM              172908105    19323   363292 SH       Sole                    85716            277577
Cisco Systems                  COM              17275R102    19461   508794 SH       Sole                    68107            440687
Citigroup                      COM              172967101      619    12114 SH       Sole                                      12114
Coca-Cola Co                   COM              191216100     1149    18851 SH       Sole                                      18851
Colgate-Palmolive              COM              194162103    13129   203389 SH       Sole                    45375            158014
Costco Wholesale Corp          COM              22160K105    15125   378717 SH       Sole                    69650            309067
Cypress Semiconductor          COM              232806109      255    12974 SH       Sole                                      12974
Disney Walt Co                 COM              254687106      853    29472 SH       Sole                                      29472
EMC Corporation                COM              268648102    17810   267818 SH       Sole                    51775            216043
Ecolab Inc.                    COM              278865100    11169   258607 SH       Sole                    66575            192032
Emerson Electric               COM              291011104    11074   140516 SH       Sole                    31943            108573
Enron Corp                     COM              293561106     7492    90125 SH       Sole                    25425             64700
Exxon Mobil Corp               COM              30231G102     2430    27948 SH       Sole                                      27948
Fannie Mae                     COM              313586109    23581   271822 SH       Sole                    49531            222291
Fifth Third Bancorp            COM              316773100      221     3700 SH       Sole                                       3700
Franklin Resources             COM              354613101     1989    52200 SH       Sole                                      52200
General Electric               COM              369604103    24575   512644 SH       Sole                    69625            443019
Gillette Company               COM              375766102      874    24185 SH       Sole                                      24185
Hewlett Packard                COM              428236103     8382   265553 SH       Sole                    55346            210207
Home Depot                     COM              437076102    19811   433630 SH       Sole                    75088            358542
Intel Corp                     COM              458140100    13554   450865 SH       Sole                    64852            386013
J.P. Morgan Chase & Co.        COM              46625H100      710     4290 SH       Sole                                       4290
Johnson & Johnson              COM              478160104    21216   201935 SH       Sole                    32763            169172
Kimberly-Clark                 COM              494368103      932    13190 SH       Sole                                      13190
Lilly Eli & Co                 COM              532457108      689     7400 SH       Sole                                       7400
Lucent Technologies            COM              549463107      361    26737 SH       Sole                                      26737
MBNA Corp                      COM              55262L100    15315   414625 SH       Sole                    97835            316790
McDonald's Corp                COM              580135101      462    13600 SH       Sole                                      13600
McGraw-Hill Cos                COM              580645109      235     4000 SH       Sole                                       4000
Medtronic Inc                  COM              585055106    25384   420441 SH       Sole                    77795            342646
Merck & Co                     COM              589331107     6585    70331 SH       Sole                                      70331
Microsoft Corp                 COM              594918104    15006   345964 SH       Sole                    48650            297314
Minnesota Mining & Mfg         COM              604059105      473     3925 SH       Sole                                       3925
Nokia Corp - Spon ADR          COM              654902204    13920   320000 SH       Sole                    67100            252900
Nortel Networks Corp           COM              656568102      235     7328 SH       Sole                                       7328
Omnicom Group                  COM              681919106    18266   220400 SH       Sole                    44308            176092
Oracle Corp                    COM              68389X105      460    15825 SH       Sole                                      15825
Paychex Inc                    COM              704326107    13379   275138 SH       Sole                    51723            223415
PepsiCo Inc                    COM              713448108     3431    69225 SH       Sole                      300             68925
Pfizer Inc                     COM              717081103    17242   374816 SH       Sole                    78882            295934
Phillips Petroleum Co.         COM              718507106      228     4000 SH       Sole                                       4000
Praxair Inc                    COM              74005P104      510    11500 SH       Sole                                      11500
Procter & Gamble               COM              742718109     1402    17870 SH       Sole                                      17870
Providian Financial            COM              74406A102      299     5200 SH       Sole                                       5200
Royal Dutch Petroleum          COM              780257804     1101    18175 SH       Sole                                      18175
SBC Communications             COM              78387G103     2605    54551 SH       Sole                                      54551
Schering-Plough                COM              806605101     1456    25650 SH       Sole                                      25650
Solectron Corp                 COM              834182107    14075   415200 SH       Sole                    87700            327500
Starbucks Corp                 COM              855244109    18722   423099 SH       Sole                    67932            355167
State Street Corp              COM              857477103    21124   170065 SH       Sole                    28988            141077
Sysco Corp                     COM              871829107    24380   812676 SH       Sole                   150176            662500
Texas Instruments              COM              882508104    12569   265304 SH       Sole                    56825            208479
U.S. Bancorp                   COM              902973106     1120    38365 SH       Sole                                      38365
United Parcel Service, Inc     COM              911312106     1166    19850 SH       Sole                                      19850
United Technologies Corp       COM              913017109      259     3300 SH       Sole                                       3300
Vivendi Universal              COM              92851S204      397     6080 SH       Sole                                       6080
Walgreen Co                    COM              931422109      351     8400 SH       Sole                                       8400
WorldCom Inc                   COM              98157D106      737    52414 SH       Sole                                      52414
REPORT SUMMARY                 73 DATA RECORDS              580584            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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